UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Period End Date:	09/30/2012

Institutional Investment Manager Filing this Report:
Callan Capital LLC
1250 Prospect St Ste. 01
La Jolla, CA 92037

13F File Number: 028-14789

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Ryan Callan  						11/14/2012
Ryan Callan, COO					Date
(858) 551-3800

Report Type:
X	13F Holdings Report

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:		0
13F Information Table Entry Total:		40
13F Information Table Value Total:		$146,493,410


	Form 13F Information Table
                                       Value              Put INV  OHTR Vtng
Name Of Issuer		Title CUSIP    (1000) Shares   SH Cal DSCN MNGR Auth
---------------------- -------------   ------ -------- -- --- ---- ---- -----

Apple Inc                COM  037833100 333    499     SH N/A SOLE N/A	NONE
Wisdomtree Largecap Div  COM  97717W307 228    4177    SH N/A SOLE N/A	NONE
Biogen Idec Inc          COM  09062X103 780    5232    SH N/A SOLE N/A	NONE
Arena Pharmaceuticals    COM  40047102  108    13,000  SH N/A SOLE N/A	NONE
Alexanderia Real Est	 COM  015271109	649    8,834   SH N/A SOLE N/A  NONE
Monsanto                 COM  61166W101 981    10,785  SH N/A SOLE N/A  NONE
Sector Spdr Util Select  COM  81369Y886 472    12,993  SH N/A SOLE N/A  NONE
M B Financial            COM  55264U108 310    15,705  SH N/A SOLE N/A  NONE
SPDR Trust               COM  78462F103 2520   17,504  SH N/A SOLE N/A  NONE
Sector Spdr Materials Fd COM  81369Y100 806    21,907  SH N/A SOLE N/A	NONE
Vanguard Mid Cap         COM  922908629 1,977  24,361  SH N/A SOLE N/A	NONE
Ishares Msci All Country COM  464288182 1,708  30,376  SH N/A SOLE N/A	NONE
Ishares Tr Dj US Finl    COM  464287788 1,970  33,790  SH N/A SOLE N/A	NONE
Synergy Pharma           COM  871639308 176    37,000  SH N/A SOLE N/A  NONE
Vanguard Intl Eqty Index COM  922042775 1,755  40,869  SH N/A SOLE N/A	NONE
Sector Spdr Engy Select  COM  81369Y506 3,365  45,832  SH N/A SOLE N/A	NONE
Sector Spdr Health Fund  COM  81369Y209 1,967  49,041  SH N/A SOLE N/A	NONE
Sector Spdr Consumer Fd  COM  81369Y407 2,424  51,811  SH N/A SOLE N/A	NONE
Sector Spdr Tr Con Stpls COM  81369Y308 1,909  53,311  SH N/A SOLE N/A	NONE
Powershs ETF Small - Mid COM  73935X567 3,822  56,450  SH N/A SOLE N/A	NONE
Sector Spdr Indl Select  COM  81369Y704 2,407  65,914  SH N/A SOLE N/A	NONE
Calamp Corp              COM  128126109 453    55,253  SH N/A SOLE N/A	NONE
Vanguard Reit            COM  922908553 4,808  74,014  SH N/A SOLE N/A	NONE
Ishares S&P Euro 350 Idx COM  464287861	3,146  86,159  SH N/A SOLE N/A	NONE
Ishares Msci Pac Ex Japn COM  464286665 2,902  65,103  SH N/A SOLE N/A	NONE
Ishares Msci Emrg Mkt Fd COM  464287234	4,096  99,130  SH N/A SOLE N/A	NONE
Wisdomtree Japan Tot Div COM  97717W851 3,261  103,152 SH N/A SOLE N/A	NONE
Ishares Msci Cda Idx Fd  COM  464286509 3,116  109,405 SH N/A SOLE N/A	NONE
Halozyme Therapeutics    COM  40637H109 1,087  144,230 SH N/A SOLE N/A	NONE
Vanguard Emerging Market COM  922042858	6,670  159,877 SH N/A SOLE N/A	NONE
Bidgepoint Education     COM  10807M105 1,691  166,628 SH N/A SOLE N/A  NONE
Immunocellular Theraputc COM  452536105 502    178,726 SH N/A SOLE N/A  NONE
Sector Spdr Fincl Select COM  81369Y605 2,211  141,872 SH N/A SOLE N/A	NONE
Sector Spdr Tech Select  COM  81369Y803 5,721  185,599 SH N/A SOLE N/A	NONE
Trius Therapeutics Inc	 COM  89685K100	1,854  318,096 SH N/A SOLE N/A	NONE
Alps TRUST Etf           COM  00162Q866 6,530  394,098 SH N/A SOLE N/A	NONE
Vanguard European        COM  922042874 16,676 368,468 SH N/A SOLE N/A	NONE
Ishares Msci Jpn Idx Fd  COM  464286848	2,705  295,080 SH N/A SOLE N/A	NONE
Powershs Exch Trad Fd Tr COM  73935X583 23,735 385,693 SH N/A SOLE N/A	NONE
Spdr S&P Dividend Etf    COM  78464A763 24,641 424,127 SH N/A SOLE N/A	NONE
